Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Numerator:
Loss available to common stockholders'	$ (2,537,035)	$ (1,105,278)	$ (7,353,062)	$ (6,887,678)
Denominator:
Weighted average number of common shares outstanding	52,959,323	52,959,323	52,959,323	48,686,720
Basic and diluted EPS	$ (0.05)	$ (0.02)	$ (0.14)	$ (0.14)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Stock options	7,817,234	2,935,334	7,804,734	2,777,334
Warrants	19,483,517	19,483,517	19,483,517	19,483,517
Total shares not included in the computation of diluted losses per share	27,300,751	22,418,851	27,288,251	22,260,851